Income Taxes - Summary of provision for (benefit from) income taxes (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Current
Federal			$ 0	$ 0
State			23	29
Foreign			1,095	500
Total current tax provision			1,118	529
Deferred
Federal			60	0
State			30	0
Foreign			(135)	(399)
Total deferred tax benefit	$ 406	$ 121	(45)	(399)
Income tax provision	$ 822	$ 569	$ 1,073	$ 130